Expense Example - FidelityMagellanFund-RetailPRO - FidelityMagellanFund-RetailPRO - Fidelity Magellan Fund - Fidelity Magellan Fund	May 30, 2024 USD ($)
Expense Example:
1 year	$ 48
3 years	151
5 years	263
10 years	$ 591